Discontinued Operation (Details) - Schedule of Discontinued Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Discontinued Operations [Abstract]
Revenue		$ 159	$ 10,794
Cost of revenues		(5,260)	(342,496)
Gross profit		(5,101)	(33,102)
Operating expenses	(138,263)	(140,073)	(621,760)
(Loss) income from discontinued operations	(138,263)	(145,174)	(953,462)
Other income (expense), net	(14,957,284)	(193,880)	(1,692,369)
(Loss) income before tax	(15,095,547)	(339,054)	(2,645,831)
Net (loss) income from discontinued operations	$ (15,095,547)	$ (339,054)	$ (2,645,831)